Note 10 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Increase Decrease In Unfunded status	$ 58,400
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(60,900)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	$ (20,300)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.69%	4.14%
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	$ (100)
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	202,485	$ 233,112	$ 212,844
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(46,325)	26,731
Defined Benefit Plan, Plan Assets, Contributions by Employer	26,000	2,100
Defined Benefit Plan, Accumulated Benefit Obligation	$ 256,400	$ 231,200
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	7.25%	7.25%
Defined Benefit Plan Actual Gain on Plan Assets	19.90%
Defined Benefit Plan, Assumed Gain on Plan Assets	8.80%
Defined Benefit Plan Common Stock Included in Plan Assets	$ 16,600	$ 12,800
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 400	$ 1,400